LEASE LIABILITIES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASE LIABILITIES
Opening balance	$ 2,087	$ 2,817
New liabilities and modifications of leases	80	(300)
Principal repayment	(457)	(430)
Ending balance	1,710	2,087
Current portion	470	451
Non-current portion	1,240	1,636
Expenses related to short term leases	$ 590	$ 393
Lease of assets term	12 months